Business Combinations	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Combinations

3. Business Combinations

During 2011 and 2010, respectively, the Company acquired seven and five franchises in its retail operations. The Company’s financial statements include the results of operations of the acquired dealerships from the date of acquisition. The fair value of the assets acquired and liabilities assumed have been recorded in the Company’s consolidated financial statements, and may be subject to adjustment pending completion of final valuation. A summary of the aggregate consideration paid and the aggregate amounts of the assets acquired and liabilities assumed for the years ended December 31, 2011 and 2010 follows:

	December 31,
	2011	2010
Accounts receivable	$953	$—
Inventory	61,247	11,520
Other current assets	—	45
Property and equipment	40,190	4,932
Goodwill	107,498	8,274
Franchise value	29,491
Other assets	628
Current liabilities	(6,190)	(279)

Total consideration	233,817	24,492
Seller financed/assumed debt	(1,711)	(2,260)

Cash used in dealership acquisitions	$232,106	$22,232

In January 2012, the Company acquired a dealership group in the United Kingdom which included fourteen franchises for total consideration of approximately $83,000, which includes goodwill, working capital, inventory and other assets. The Company is still in the process of completing final purchase accounting which is estimated to be completed during the first quarter of 2012.

In 2010, the Company exchanged its 50% interest in the Reisacher Group for 100% ownership in three BMW franchises previously held by the joint venture. The Company recorded $13,331 of intangible assets in connection with this transaction.

The following unaudited consolidated pro forma results of operations of the Company for the years ended December 31, 2011 and 2010 give effect to acquisitions consummated during 2011 and 2010 as if they had occurred on January 1, 2010:

	Year Ended December 31,
	2011	2010
Revenues	$11,583,093	$10,714,528
Income from continuing operations	178,401	128,855
Net income	179,380	113,892
Income from continuing operations per diluted common share	$1.94	$1.39
Net income per diluted common share	$1.97	$1.24